Income Taxes - Schedule of Components of Income Tax Expense (Benefit) (Details) - USD ($) $ in Thousands	3 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2021	Oct. 14, 2021	Dec. 31, 2020
Current:
Foreign	$ 5	$ (763)	$ 830
Federal	0	161	0
State	18	0	(85)
Total current income tax expense (benefit)	23	(602)	745
Deferred:
Foreign	0	0	(1)
Federal	10,004	0	(11)
State	1,724	0	(342)
Total deferred income tax expense (benefit)	11,728	0	(354)
Total income tax expense (benefit)	$ 11,751	$ (602)	$ 391